NET CHANGE IN OPERATING ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net change in operating assets and liabilities
(Increase) decrease in trade accounts receivable	$ 27	$ (108)	$ (28)
(Increase) decrease in inventories	(203)	(276)	(142)
(Increase) decrease in prepaid expenses and other assets	(221)	506	279
Increase (decrease) in accounts payable and accrued expenses	(251)	(573)	(540)
Increase (decrease) in accrued taxes	(17)	(159)	750
Increase (decrease) in other liabilities	(575)	4,052	(544)
Net change in operating assets and liabilities	$ (1,240)	$ 3,442	$ (225)